Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax expense (benefit), Current
United States federal, current
State and local, Current				1
Non U.S. jurisdictions, Current			18	16	14
Income tax expense (benefit), Current			18	17	14
Income tax expense (benefit), Deferred
United States federal, Deferred				1	(3)
State and local, Deferred
Non U.S. jurisdictions, Deferred			9	(20)	4
Income tax expense (benefit), Deferred	(3)	9	9	(19)	1
Income tax expense (benefit), Total
United States federal, Total				1	(3)
State and local, Total				1
Non U.S. jurisdictions, Total			27	(4)	18
Income tax expense (benefit), Total			$ 27	$ (2)	$ 15